Shareholder Report, Holdings (Details)_7	Jun. 30, 2024
Initial Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Initial Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Initial Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Initial Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Initial Class | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Initial Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Initial Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Initial Class | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Initial Class | Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Initial Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Initial Class | Retail [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Service Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Service Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Service Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Service Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Service Class | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Service Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Service Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Service Class | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class | Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Service Class | Retail [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%